Pro Forma and Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Repurchase Agreements
Weighted average accounting yield		0.85%
Benchmark interest change		0.125%
Additional repurchase agreements acquired subsequent to period end		$ 1,700,000
Potential increase in interest expense	800	2,100
ABS Subprime
Face value of Agency RMBS acquired subsequent to period end		1,400,000
Weighted average accounting yield		1.44%
Benchmark interest change		0.125%
Potential increase in interest income	$ 600	$ 1,700